Inventories	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Inventories
8.	Inventories

	As of December 31,
	2024	2025
	RMB’000	RMB’000

Work in progress	—	—
Finished goods	—	17
	—	17

The movement in provision for losses on inventories during the years indicated is as follows:

	Year ended December 31,
	2024	2025
	RMB’000	RMB’000

Opening loss allowance	14,409	1,181
Reversal of losses, net	(10,687)	(1,181)
Disposal of subsidiaries	(2,541)	—
Closing loss allowance	1,181	—
Included in inventories per balance sheet	—	—
Included in assets classified as held for sale	1,181	—